Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease payments under operating lease agreements
2013	$ 6,377
2014	6,041
2015	5,403
2016	5,243
2017	1,031
Thereafter	567
Total minimum future lease payments	24,662
Rent expense under operating lease	$ 6,377	$ 6,697	$ 8,438